Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The related parties of the Company with whom transactions are reported in these financial statements are as follows:

Name of entity of individual	Relationship with the Company and its subsidiary
Ali Kasa	Director and CEO of the Company
Egnitus Australia Pty Ltd	Entity controlled by Mr. Ali Kasa
Lindita Kasa	Spouse of Ali Kasa and former sole shareholder of Anvia (Australia) Pty Ltd
Egnitus Holdings Pty Ltd	Entity controlled by Mr. Ali Kasa

Transactions

Accounts Payable

	June 30, 2018	December 31, 2017
Egnitus Holdings Pty Ltd	$-	$10,500

Accounts payable was for the cost of training and consulting services provided to the Company’s customers.

Payable to Related Party

	June 30, 2018	December 31, 2017
Lindita Kasa	$-	$3,000

Payable to Mrs. Lindita Kasa was for the cost of purchase of Anvia (Australia) Pty Ltd.

Azmat Ali	$1,085	$-

Payable to Mr. Azmat Ali, director of Global Institute, is for cash advances to Global Institute for working capital.

Payable to Affiliate

	June 30, 2018	December 31, 2017
Egnitus Holdings Pty Ltd.	$22,559	$4,120